UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2009 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 10.9%
Hotels Restaurants & Leisure 1.3%
Marriott International, Inc. "A" (a)	106,300	2,663,878
Media 2.4%
Scripps Networks Interactive "A"	126,200	4,765,312
Multiline Retail 1.7%
Kohl's Corp.*	60,701	3,473,311
Specialty Retail 2.0%
Limited Brands, Inc.	227,300	4,000,480
Textiles, Apparel & Luxury Goods 3.5%
NIKE, Inc. "B" (a)	113,900	7,082,302

Consumer Staples 9.2%
Beverages 6.1%
PepsiCo, Inc.	203,340	12,312,237
Household Products 3.1%
Energizer Holdings, Inc.*	104,700	6,373,089
Energy 7.5%
Energy Equipment & Services 3.6%
Cameron International Corp.*	110,500	4,085,185
Transocean Ltd.*	37,957	3,184,972

		7,270,157
Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp. (a)	71,300	4,344,309
Occidental Petroleum Corp.	46,800	3,551,184

		7,895,493
Financials 5.2%
Capital Markets
T. Rowe Price Group, Inc. (a)	217,100	10,579,283
Health Care 15.4%
Biotechnology 8.8%
Celgene Corp.*	184,100	9,398,305
Gilead Sciences, Inc.*	197,900	8,420,645

		17,818,950
Health Care Equipment & Supplies 3.5%
Edwards Lifesciences Corp.*	49,200	3,785,448
St. Jude Medical, Inc.*	99,600	3,394,368

		7,179,816
Health Care Providers & Services 3.1%
Express Scripts, Inc.*	78,200	6,249,744
Industrials 12.8%
Aerospace & Defense 2.3%
Rockwell Collins, Inc.	93,500	4,710,530
Commercial Services & Supplies 1.5%
Stericycle, Inc.* (a)	57,100	2,990,327
Electrical Equipment 4.9%
AMETEK, Inc.	175,900	6,137,151
Roper Industries, Inc.	75,800	3,831,690

		9,968,841
Machinery 1.5%
Parker Hannifin Corp.	55,800	2,955,168
Road & Rail 2.6%
Burlington Northern Santa Fe Corp.	30,900	2,327,388
Norfolk Southern Corp.	63,600	2,965,032

		5,292,420
Information Technology 32.1%
Communications Equipment 14.3%
Cisco Systems, Inc.*	598,490	13,675,496
QUALCOMM, Inc.	290,700	12,037,887
Research In Motion Ltd.* (a)	56,700	3,329,991

		29,043,374

Computers & Peripherals 3.3%
EMC Corp.*	402,000	6,620,940
IT Services 1.7%
Accenture PLC "A"	92,000	3,411,360
Semiconductors & Semiconductor Equipment 8.4%
Broadcom Corp. "A"* (a)	293,300	7,804,713
Intel Corp.	480,660	9,185,413

		16,990,126
Software 4.4%
Oracle Corp.	419,000	8,840,900
Materials 4.2%
Chemicals
Monsanto Co.	80,300	5,394,554
The Mosaic Co.	68,100	3,182,313

		8,576,867
Telecommunication Services 1.6%
Wireless Telecommunication Services
American Tower Corp. "A"*	86,400	3,181,248

Total Common Stocks (Cost $170,490,516)		200,246,153
Securities Lending Collateral 14.0%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $28,311,350)	28,311,350	28,311,350
Cash Equivalents 1.2%
Central Cash Management Fund, 0.19% (b) (Cost $2,556,757)	2,556,757	2,556,757
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,358,623) †	114.1	231,114,260
Other Assets and Liabilities, Net	(14.1)	(28,610,883)

Net Assets	100.0	202,503,377

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $202,405,491. At October 31, 2009, net unrealized appreciation for all securities based on tax cost was $28,708,769. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,749,616 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,040,847.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2009 amounted to $26,784,651 which is 13.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 200,246,153	$—	$—	$ 200,246,153
Short-Term Investments(d)	30,868,107	—	—	30,868,107
Total	$ 231,114,260	$—	$—	$ 231,114,260
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2009